THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations — 53.5%
COMMUNICATION SERVICES — 2.3%
Netflix
4.88%, 04/15/28	750,000	724,190
4.88%, 06/15/30 (a)	750,000	699,449
ROBLOX
3.88%, 05/01/30 (a)	2,000,000	1,576,400
Warner Media
5.35%, 12/15/43	168,000	132,236

		3,132,275

CONSUMER DISCRETIONARY — 3.7%
Ford Motor Credit
3.38%, 11/13/25	750,000	678,010
Las Vegas Sands
3.20%, 08/08/24	1,500,000	1,417,786
3.90%, 08/08/29	160,000	134,794
Marriott International
3.50%, 10/15/32	1,000,000	831,864
4.00%, 04/15/28	2,000,000	1,857,365

		4,919,819

ENERGY — 1.9%
BP Capital Markets
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.398%, 4.88% (b) (c)	1,725,000	1,509,375
Energy Transfer
6.50%, 02/01/42	259,000	255,990
Plains All American Pipeline
ICE LIBOR USD 3 Month + 4.110%, 8.72% (b) (c)	1,000,000	860,000

		2,625,365

FINANCIALS — 17.1%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,462,641
Athene Holding
3.50%, 01/15/31	2,000,000	1,642,189
Bank of America
ICE LIBOR USD 3 Month + 3.898%, 6.10% (b) (c)	1,750,000	1,688,750
ICE LIBOR USD 3 Month + 4.553%, 6.30% (b) (c)	500,000	496,287
Bank of New York Mellon
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.358%, 4.70% (b) (c)	1,000,000	960,130
Charles Schwab
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%, 5.38% (b) (c)	1,400,000	1,369,200
Everest Reinsurance Holdings
ICE LIBOR USD 3 Month + 2.385%, 6.99%, 05/15/37 (b)	1,500,000	1,260,000
Independent Bank Group
ICE LIBOR USD 3 Month + 2.830%, 7.58%, 12/31/27 (b)	500,000	500,000

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
JPMorgan Chase & Co
ICE LIBOR USD 3 Month + 3.780%, 6.75% (b) (c)	3,000,000	2,988,420
Lincoln National
ICE LIBOR USD 3 Month + 2.040%, 6.28%, 04/20/67 (b)	400,000	264,465
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.318%, 9.25% (b) (c)	500,000	531,250
M&T Bank
4.00%, 07/15/24	250,000	245,444
Oaktree Specialty Lending
2.70%, 01/15/27	400,000	339,650
3.50%, 02/25/25	2,750,000	2,608,612
PNC Financial Services Group
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.238%, 6.20% (b) (c)	150,000	146,587
Prudential Financial, Inc.
ICE LIBOR USD 3 Month + 3.920%, 5.63%, 06/15/43 (b)	895,000	879,337
Rocket Mortgage
2.88%, 10/15/26 (a)	2,000,000	1,714,325
State Street
ICE LIBOR USD 3 Month + 1.000%, 5.77%, 06/15/47 (b)	750,000	575,283
Truist Financial
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.605%, 4.95% (b) (c)	1,650,000	1,577,565
UBS AG
5.13%, 05/15/24	500,000	493,093
United Wholesale Mortgage
5.50%, 04/15/29 (a)	500,000	397,740
Wells Fargo
ICE LIBOR USD 3 Month + 0.500%, 4.58%, 01/15/27 (b)	795,000	737,728

		22,878,696

HEALTHCARE — 0.0%
CVS Pass-Through Trust
6.04%, 12/10/28	40,725	40,115
Endo Finance
5.38%, 01/15/23 (a)(d)	187,000	9,350

		49,465

INDUSTRIALS — 10.7%
BNSF Funding Trust I
ICE LIBOR USD 3 Month + 2.350%, 6.61%, 12/15/55 (b)	1,554,000	1,462,780
Boeing
3.25%, 03/01/28 to 02/01/35 (e)	2,125,000	1,816,074
3.45%, 11/01/28	2,150,000	1,923,337
3.60%, 05/01/34	750,000	599,679
3.63%, 02/01/31	1,000,000	876,167

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
INDUSTRIALS (continued)
General Electric
ICE LIBOR USD 3 Month + 3.330%, 8.10% (b) (c)	1,495,000	1,468,751
General Electric MTN
ICE LIBOR USD 3 Month + 0.300%, 4.38%, 05/13/24 (b)	750,000	735,827
Southwest Airlines
2.63%, 02/10/30	1,000,000	829,725
7.38%, 03/01/27	3,100,000	3,292,911
Uber Technologies
4.50%, 08/15/29 (a)	1,000,000	871,255
6.25%, 01/15/28 (a)	500,000	480,000

		14,356,506

INFORMATION TECHNOLOGY — 0.7%
Fiserv
3.50%, 07/01/29	1,000,000	900,918

MATERIALS — 2.6%
Ball
2.88%, 08/15/30	2,250,000	1,795,770
4.88%, 03/15/26	1,750,000	1,695,103

		3,490,873

REAL ESTATE — 4.1%
Federal Realty Investment Trust
3.50%, 06/01/30	2,500,000	2,139,044
Phillips Edison Grocery Center Operating Partnership I
2.63%, 11/15/31	1,000,000	731,771
Regency Centers
2.95%, 09/15/29	750,000	629,487
Retail Opportunity Investments Partnership
4.00%, 12/15/24	850,000	812,466
Rexford Industrial Realty
2.13%, 12/01/30	1,500,000	1,170,796

		5,483,564

UTILITIES — 10.4%
Duke Energy
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.388%, 4.88% (b) (c)	1,500,000	1,368,750
Edison International
4.13%, 03/15/28	2,500,000	2,319,226
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.698%, 5.38% (b) (c)	2,125,000	1,739,079
Pacific Gas and Electric
2.50%, 02/01/31	4,250,000	3,297,517
3.50%, 08/01/50	3,000,000	1,863,348
4.95%, 07/01/50	1,500,000	1,162,261
PacifiCorp
6.25%, 10/15/37	42,000	44,727

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
UTILITIES (continued)
Southern California Edison
3.90%, 12/01/41	15,000	11,258
WEC Energy Group, Inc.
ICE LIBOR USD 3 Month + 2.113%, 6.72%, 05/15/67 (b)	2,560,000	2,141,542

		13,947,708

Total Corporate Obligations (Cost $83,204,459)		71,785,189

Mortgage-Backed Securities — 18.8%
AGENCY MORTGAGE-BACKED SECURITIES — 17.7%
FHLMC
4.00%, 05/01/44	388,685	372,297
5.00%, 06/01/41	71,346	72,135
FHLMC Multifamily Structured Pass-Through Certificates, Series K735, Class AM
2.46%, 05/25/26	2,000,000	1,849,513
FNMA,
Series 2019-M12, Class A2 2.89%, 06/25/29 (b)	1,500,000	1,351,476
FNMA,
Series 2010-16, Class PA 4.50%, 02/25/40	24,659	24,025
FNMA
3.00%, 02/01/43 to 06/01/43 (e)	1,619,896	1,473,926
3.50%, 11/01/42 to 02/01/43 (e)	690,961	646,801
4.00%, 01/01/41 to 03/01/44 (e)	510,722	490,094
4.50%, 10/01/39 to 04/01/41 (e)	664,697	657,736
5.00%, 06/01/41	84,254	85,090
FNMA, Series 2016-104, Class QA
3.00%, 11/25/43	139,412	135,179
FRESB Mortgage Trust, Series 2019-SB62, Class A10F
3.07%, 03/25/29 (b)	1,492,174	1,370,116
FRESB Mortgage Trust, Series 2018-SB53, Class A10F
3.62%, 06/25/28 (b)	1,530,737	1,469,121
FRESB Mortgage Trust, Series 2019-SB60, Class A10F
3.31%, 01/25/29 (b)	734,372	684,942
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.46%, 06/25/28 (b)	2,093,937	1,988,220
FRESB Mortgage Trust, Series 2019-SB63, Class A10H
2.89%, 03/25/39 (b)	538,519	488,886
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/27 (b)	909,525	841,694
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (b)	332,138	307,760
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	363,323	309,221

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (b)	2,500,000	2,104,719
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (b)	1,000,000	849,059
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	998,872	852,042
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	178,004	163,665
GNMA, Series 2012-83, Class AK
3.20%, 12/16/53 (b)	582,872	522,111
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,220,081	1,031,872
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	644,620	589,028
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (b)	732,958	642,884
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	714,782	668,039
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	221,902	193,309
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	94,260	93,154
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	104,827	101,043
GNMA
3.50%, 05/20/43	453,589	427,854
4.00%, 01/20/41 to 04/20/43 (e)	433,005	417,042
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	553,733	480,311

		23,754,364

NON-AGENCY MORTGAGE-BACKED SECURITIES — 1.1%
Commercial Mortgage Trust, Series 2013-LC13, Class AM
4.56%, 08/10/46 (a)(b)	100,000	98,323
Commercial Mortgage Trust, Series 2014-CR14, Class AM
4.53%, 02/10/47 (b)	120,000	117,187
GS Mortgage Securities Trust, Series 2014-GC20, Class AS
4.26%, 04/10/47	105,000	101,779
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
4.88%, 01/15/47 (b)	153,000	146,291
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.74%, 02/15/47 (b)	100,000	91,471

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2022 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Mortgage-Backed Securities (continued)
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS
4.07%, 07/15/46 (b)	210,000	207,013
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C
4.07%, 07/15/46 (b)	191,000	165,197
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS
4.26%, 12/15/46	115,000	112,330
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B
4.72%, 03/15/47 (b)	140,000	133,828
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
4.35%, 03/15/47 (b)	263,000	255,329

		1,428,748

Total Mortgage-Backed Securities (Cost $27,749,181)		25,183,112

Preferred Stock — 10.0%
COMMUNICATION SERVICES — 2.1%
Qwest Corp. 6.75%, 06/15/2057	45,187	786,254
Qwest Corp. 6.50%, 09/01/2056	55,790	931,693
Telephone and Data Systems 6.00%(c)	80,000	1,048,000

		2,765,947

ENERGY — 1.6%
Enbridge 6.38%, 04/15/2078(b)	10,022	244,537
Energy Transfer 7.63%(b) (c)	53,750	1,182,500
Energy Transfer 7.38%(b) (c)	32,862	715,406
Energy Transfer 7.60%(b) (c)	1,394	30,514

		2,172,957

FINANCIALS — 3.8%
Arbor Realty Trust, REIT 6.38%(c)	34,000	586,840
Athene Holding 6.38%(b) (c)	3,703	88,650
B. Riley Financial 5.00%, 12/31/2026	80,000	1,679,600
B. Riley Financial 6.00%, 01/31/2028	40,000	777,600
B. Riley Financial 6.75%, 05/31/2024	8,892	216,965
Ellington Financial, REIT 6.25%(b) (c)	80,000	1,404,800
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38%(c)	21,000	378,420

		5,132,875

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2022 (Unaudited)

	Shares/ Principal Amount ($)	Value ($)
Preferred Stock (continued)
REAL ESTATE — 1.5%
Brookfield Property Partners 6.50%(c)	20,600	326,098
CTO Realty Growth, REIT 6.38%(c)	80,000	1,636,000

		1,962,098

UTILITIES — 1.0%
SCE Trust III 5.75%(b) (c)	61,167	1,134,036
SCE Trust VI 5.00%(c)	12,348	214,979

		1,349,015

Total Preferred Stock (Cost $17,304,987)		13,382,892

U.S. Treasury Obligations — 8.6%
U.S. Treasury Bonds
1.13%, 5/15/2040 to 8/15/2040 (e)	5,500,000	3,427,695
1.25%, 5/15/2050	500,000	269,082
1.75%, 8/15/2041	950,000	650,119
2.25%, 8/15/2046	1,000,000	707,695
U.S. Treasury Notes
0.63%, 5/15/2030 to 8/15/2030 (e)	4,750,000	3,749,697
1.25%, 11/30/2026	1,250,000	1,121,631
1.38%, 11/15/2031	2,000,000	1,627,813

Total U.S. Treasury Obligations (Cost $14,369,529)		11,553,732

Municipal Bonds — 3.5%
CALIFORNIA — 0.2%
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	300,000	342,360

KENTUCKY — 0.6%
Clark County School District Finance Corp RB
Insured: ST INTERCEPT
5.20%, 06/01/26	750,000	763,772

MARYLAND — 0.3%
Maryland Economic Development RB
3.70%, 06/01/25	500,000	477,520

MICHIGAN — 1.1%
Belding Area Schools GO
Insured: Q-SBLF
6.50%, 05/01/25	750,000	751,004

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2022 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Municipal Bonds (continued)
MICHIGAN (continued)
Comstock Park Public Schools GO
Insured: Q-SBLF 6.30%, 05/01/26	635,000	635,589

		1,386,593

NEW YORK — 0.7%
New York & New Jersey Port Authority RB
4.46%, 10/01/62	320,000	277,677
New York State Dormitory Authority RB
5.00%, 01/01/24(f)	720,000	719,648

		997,325

NORTH DAKOTA — 0.6%
Kindred Public School District No. 2 GO
6.00%, 08/01/27	750,000	784,475

Total Municipal Bonds (Cost $4,826,141)		4,752,045

Registered Investment Companies — 3.2%
Ares Dynamic Credit Allocation Fund	7,808	90,495
DoubleLine Income Solutions Fund	57,789	640,880
DoubleLine Opportunistic Credit Fund	295	4,381
PGIM High Yield Bond Fund	25,596	303,824
PIMCO Dynamic Income Fund	34,714	641,515
PIMCO Dynamic Income Opportunities Fund	134,945	1,723,248
RiverNorth DoubleLine Strategic Opportunity Fund	97,148	843,244

Total Registered Investment Companies (Cost $6,131,692)		4,247,587

Asset-Backed Securities — 1.8%
SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	985,280	931,259
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	671,377	636,168
Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	895,531	848,288

Total Asset-Backed Securities (Cost $2,572,327)		2,415,715

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2022 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
U.S. Government Agency Obligation — 0.5%
FHLMC MTN
2.00%, 10/29/2040	1,000,000	636,769

Total U.S. Government Agency Obligations (Cost $1,000,000)		636,769

Common Stock — 0.4%
ENERGY — 0.1%
Unit Corp(g)	2,231	129,086

REAL ESTATE — 0.3%
Creative Media & Community Trust, REIT	69,150	338,835
Orion Office Inc, REIT	726	6,200

		345,035

Total Common Stock (Cost $513,545)		474,121

Total Investments - 100.3%		134,431,162

(Cost $157,671,861)
Other Assets & Liabilities, Net - (0.3)%		(352,300)

Net Assets - 100.0%		134,078,862

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2022, these securities amounted to $5,846,842 or 4.4% of Net Assets of the Fund.

(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)	Perpetual security with no stated maturity date.
(d)	The issuer is, or is in danger of being, in default of its payment obligation.
(e)	Securities are grouped by coupon and represent a range of maturities.
(f)	Escrowed to Maturity
(g)	Non-income producing security.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
DECEMBER 31, 2022 (Unaudited)

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

TA — Tax Allocation

USD — U.S. Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2022 (Unaudited)

	Shares	Value ($)
Foreign Common Stock — 43.1%
CANADA — 13.0%
Brookfield	67,248	2,115,622
Canadian Pacific Railway	25,300	1,887,127
GreenFirst Forest Products (a)	111,500	125,905
PrairieSky Royalty Ltd.	318,235	5,096,645
Suncor Energy	104,720	3,322,766

		12,548,065

FRANCE — 22.0%
Bollore SA	1,239,539	6,905,510
Cie de L’Odet	3,617	5,365,724
Cie du Cambodge	1	6,190
Financiere Moncey	1	6,990
Lagardere	126,239	2,699,954
LVMH Moet Hennessy Louis Vuitton ADR	7,150	1,035,821
Societe Industrielle et Financiere de l’Artois	1	5,080
Vivendi SA	557,140	5,300,319

		21,325,588

JAPAN — 1.0%
Nintendo Co, Ltd.	16,000	670,825
Nintendo Co, Ltd. ADR	26,250	273,525

		944,350

MEXICO — 2.2%
Becle	985,897	2,152,685

NETHERLANDS — 3.9%
EXOR (a)	52,350	3,815,948

UNITED KINGDOM — 1.0%
Rentokil Initial ADR	30,762	947,777

Total Foreign Common Stock (Cost $38,433,145)		41,734,413

Common Stock — 31.8%
COMMUNICATION SERVICES — 13.1%
Alphabet, Inc., Class A(a)	11,620	1,025,232
Alphabet, Inc., Class C(a)	3,860	342,498
Liberty Media Corp.-Liberty Formula One, Class A(a)	78,130	4,174,486
Madison Square Garden Entertainment(a)	114,811	5,163,051
Walt Disney Co.(a)	22,650	1,967,832

		12,673,099

CONSUMER DISCRETIONARY — 6.1%
CarMax(a)	24,550	1,494,850
MGM Resorts International	61,800	2,072,154
Tandy Leather Factory(a)	560,237	2,392,212

		5,959,216

CONSUMER STAPLES — 2.7%
Philip Morris International, Inc.	21,100	2,135,531

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2022 (Unaudited)

	Shares/ Principal Amount ($)	Value ($)
Common Stock (continued)
CONSUMER STAPLES (continued)
Walgreens Boots Alliance	12,000	448,320

		2,583,851

ENERGY — 2.2%
Tidewater(a)	32,227	1,187,565
Unit Corp(a)	16,335	945,143
Windrock	23	11,615

		2,144,323

FINANCIALS — 3.0%
Berkshire Hathaway, Inc., Class B(a)	5,055	1,561,489
JPMorgan Chase	10,225	1,371,173

		2,932,662

HEALTHCARE — 2.6%
Edwards Lifesciences Corp.(a)	18,310	1,366,109
HCA Healthcare, Inc.	2,775	665,889
Laboratory Corp of America Holdings	2,000	470,960

		2,502,958

MATERIALS — 1.1%
Keweenaw Land Association Ltd.(a)	52,595	1,065,049

REAL ESTATE — 1.0%
Creative Media & Community Trust, REIT	204,017	999,683

Total Common Stock
(Cost $31,751,664)		30,860,841

U.S. Treasury Obligations — 11.3%
U.S. Treasury Bills 3.33%, 3/2/2023 (b)	1,000,000	993,171
3.37%, 1/19/2023 (b)	1,500,000	1,497,587
3.94%, 1/10/2023 (b)	1,000,000	999,296
U.S. Treasury Notes
0.13%, 7/31/2023	1,000,000	973,672
0.25%, 4/15/2023	2,000,000	1,976,719
0.38%, 4/15/2024	3,000,000	2,838,750
1.88%, 2/15/2032	2,025,000	1,717,848

Total U.S. Treasury Obligations
(Cost $11,037,285)		10,997,043

Corporate Obligations — 9.4%
COMMUNICATION SERVICES — 0.1%
iHeartCommunications, Inc.
6.38%, 05/01/26	545	502
8.38%, 05/01/27	132	112

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
COMMUNICATION SERVICES (continued)
Time Warner Cable Enterprises 8.38%, 03/15/23	41,000	41,256

		41,870

CONSUMER DISCRETIONARY — 2.3%
7-Eleven 0.63%, 02/10/23 (c)	795,000	790,925
eBay 2.75%, 01/30/23	1,042,000	1,040,282
General Motors Financial 3.70%, 05/09/23	41,000	40,797
Hyundai Capital America 5.75%, 04/06/23 (c)	215,000	215,133
Toll Brothers Finance 4.38%, 04/15/23	182,000	181,202

		2,268,339

ENERGY — 0.2%
Energy Transfer 3.60%, 02/01/23	119,000	118,771
Kinder Morgan, Inc. 5.63%, 11/15/23 (c)	42,000	42,024

		160,795

FINANCIALS — 1.2%
American Express 3.40%, 02/27/23	20,000	19,985
Bank of America
ICE LIBOR USD 3 Month + 4.174%, 6.50% (d) (e)	340,000	335,353
Charles Schwab 2.65%, 01/25/23	201,000	200,741
Goldman Sachs Group 3.20%, 02/23/23	20,000	19,950
Liberty Mutual Group 4.25%, 06/15/23 (c)	123,000	122,126
Morgan Stanley MTN 3.75%, 02/25/23	14,000	13,971
Prudential Financial, Inc.
ICE LIBOR USD 3 Month + 3.920%, 5.63%, 06/15/43 (d)	500,000	491,250

		1,203,376

HEALTHCARE — 0.3%
Allergan, Inc. 2.80%, 03/15/23	61,000	60,648
McKesson 2.85%, 03/15/23	237,000	236,093

		296,741

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2022 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Corporate Obligations (continued)
INDUSTRIALS — 1.2%
Air Lease 2.25%, 01/15/23	861,000	860,181
3.88%, 07/03/23	200,000	198,194
Burlington Northern Santa Fe 3.00%, 03/15/23	21,000	20,932
Canadian Pacific Railway 4.45%, 03/15/23	50,000	49,932
Penske Truck Leasing 4.13%, 08/01/23 (c)	115,000	114,357

		1,243,596

INFORMATION TECHNOLOGY — 0.2%
Hewlett Packard Enterprise 2.25%, 04/01/23	202,000	200,495

REAL ESTATE — 1.1%
American Tower 3.00%, 06/15/23	26,000	25,723
3.50%, 01/31/23	1,015,000	1,013,779

		1,039,502

UTILITIES — 2.8%
Alliant Energy Finance 3.75%, 06/15/23 (c)	125,000	124,133
Dominion Energy 2.45%, 01/15/23 (c)	300,000	299,687
Duke Energy Carolinas 2.50%, 03/15/23	480,000	478,714
Edison International 2.95%, 03/15/23	937,000	933,314
NextEra Energy Capital Holdings 0.65%, 03/01/23	433,000	430,035
Virginia Electric and Power 2.75%, 03/15/23	200,000	199,183
WEC Energy Group, Inc.
ICE LIBOR USD 3 Month + 2.113%, 6.72%, 05/15/67 (d)	250,000	209,135

		2,674,201

Total Corporate Obligations
(Cost $9,245,375)		9,128,915

Preferred Stock — 2.9%
COMMUNICATION SERVICES — 0.5%
Liberty Broadband 7.00%(e)	4,499	104,837
Telephone and Data Systems 6.00%(e)	27,000	353,700

		458,537

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2022 (Unaudited)

	Shares/ Principal Amount ($)	Value ($)
Preferred Stock (continued)
ENERGY — 0.2%
Energy Transfer 7.38%(d) (e)	9,850	214,435
FINANCIALS — 0.9%
Bank of America 7.25%(e)	635	736,600
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38%(e)	4,000	72,080
Wells Fargo 5.85%(d) (e)	3,200	73,632

		882,312

REAL ESTATE — 1.3%
CTO Realty Growth, REIT 6.38%(e)	56,847	1,162,521
Equity Commonwealth, REIT 6.50%(e)	4,000	100,210
Rexford Industrial Realty, REIT 5.88%(e)	900	19,989

		1,282,720

Total Preferred Stock
(Cost $3,569,244)		2,838,004

Mortgage-Backed Securities — 0.7%
AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
FHLMC 5.00%, 06/01/41	22,561	22,811
FNMA 3.00%, 02/01/43 to 06/01/43 (f)	209,576	190,692
3.50%, 11/01/42 to 02/01/43 (f)	93,539	87,557
4.00%, 02/01/44	24,183	23,164
4.50%, 02/01/40 to 01/01/41 (f)	47,358	46,954
5.00%, 06/01/41	26,643	26,908
FNMA, Series 2012-93, Class SW 1.71%, 09/25/42 (d)(g)	16,368	1,721
FNMA, Series 2004-354, Class 1 0.00%, 12/25/34 (h)	1,611	1,412
GNMA 3.00%, 04/20/43 to 06/20/43 (f)	39,162	35,749
3.50%, 05/20/43	40,410	38,118
4.00%, 01/20/41 to 04/20/43 (f)	44,963	43,367
4.50%, 05/20/40 to 03/20/41 (f)	15,590	15,560

		534,013

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C 4.88%, 01/15/47 (d)	60,000	57,369

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2022 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Mortgage-Backed Securities (continued)
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 03/15/47 (d)	40,000	38,833

		96,202

Total Mortgage-Backed Securities
(Cost $700,268)		630,215

Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine (a)	42,443	—

Total Special Purpose Acquisition Companies
(Cost $–)		—

Total Investments—99.2%		96,189,431

(Cost $94,736,981)
Other Assets & Liabilities, Net - 0.8%		727,847

Net Assets—100.0%		96,917,278

(a)	Non-income producing security.
(b)	Interest rate represents the security’s effective yield at the time of purchase.
(c)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2022, these securities amounted to $1,708,385 or 1.8% of Net Assets of the Fund.

(d)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(e)	Perpetual security with no stated maturity date.
(f)	Securities are grouped by coupon and represent a range of maturities.
(g)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
DECEMBER 31, 2022 (Unaudited)

ADR — American Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ltd. — Limited

MTN — Medium Term Note

REIT — Real Estate Investment Trust

USD — U.S. Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

BRK-QH-001-0500